SHAREHOLDERS' EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 02, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 02, 2010 Common stock	Dec. 31, 2012 Common stock vote	Dec. 31, 2011 Common stock	Sep. 30, 2011 Common stock Chairman of the Board and Senior Executive of the Company	Dec. 31, 2011 Common stock Chairman of the Board and Senior Executive of the Company	Dec. 31, 2012 Class B convertible common stock vote	Dec. 31, 2011 Class B convertible common stock	Dec. 31, 2010 Class B convertible common stock Celebrate Interactive, Inc.	Dec. 02, 2010 Class B convertible common stock Chairman of the Board and Senior Executive of the Company	Sep. 30, 2011 Class B convertible common stock Chairman of the Board and Senior Executive of the Company	Dec. 31, 2012 Class B convertible common stock Chairman of the Board and Senior Executive of the Company	Dec. 31, 2011 Class B convertible common stock Chairman of the Board and Senior Executive of the Company
Shareholders' equity
Votes per share						1				10
Percentage of the total number of directors the holders of common stock are entitled to elect		25.00%
Shares exchanged					4,300,000				1,500,000			8,500,000	4,300,000			1,500,000
Number of shares of common stock exchanged for each share of Class B common stock														1
Maximum number or shares that may be exchanged								1,500,000
Cash payment component of tax-free exchange for substantially all of Liberty's stake in IAC	$ 217,900			$ 217,921
Outstanding shares						78,471,784	77,126,881			5,789,499	5,789,499				5,800,000
Percentage of the outstanding total voting power of the Company															42.50%
Common stock reserved						19,800,000